Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable, net
	December 31, 2018	December 31, 2017
Accounts receivable	$2,643	$642
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$2,643	$642